Related Party Transactions (Details) - Schedule of Services Provided to Related Parties - USD ($)		Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Related Party Transaction [Line Items]
Services provided to related parties	[1]	$ 877,267	$ 1,065,779	$ 737,798
Shanghai Weisheng International Logistics Co., Ltd [Member]
Related Party Transaction [Line Items]
Services provided to related parties	[1]	729,146	1,065,779	737,798
Nanjing Derun Shipping Co., Ltd. [Member]
Related Party Transaction [Line Items]
Services provided to related parties	[1]	5,590
Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Services provided to related parties	[1]	$ 142,531

[1]	The Group generally provided transportation service to the above related parties.